Related Party Transactions and Balances - Schedule of Transactions Amount Due to Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Transactions Amount Due to Related Parties [Line Items]
As of January 1,	$ 66,064
As of June 30 and December 31,	41,327	$ 66,064
Related Party [Member]
Schedule of Transactions Amount Due to Related Parties [Line Items]
As of January 1,	4,341,625	696,934
Advances	255	4,297,627
Repayment	(56,996)	(652,936)
As of June 30 and December 31,	$ 4,284,884	$ 4,341,625